Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue
Oil and gas revenue	$ 1,077,770	$ 879,207	$ 3,589,368	$ 2,837,024
Cost and expenses
Production	647,464	774,249	2,004,869	2,008,383
Depletion	62,888	109,445	211,761	343,158
Depreciation	12,541	6,982	56,517	20,790
Accretion of asset retirement obligation	64,402	23,037	147,307	68,864
Investor relations	151,474	70,721	511,576	794,295
Stock-based compensation	1,410,291		1,495,012	161,291
General and administrative	1,774,447	509,335	4,108,997	1,540,138
Total expenses	4,123,507	1,493,769	8,536,039	4,936,919
Loss before other income (expenses)	(3,045,737)	(614,562)	(4,946,671)	(2,099,895)
Other income (expense)
Interest income	8,992	16,520	44,067	27,450
Interest expense	(118)	(46,116)	(28,426)	(119,871)
Finance cost	(22,649)	(88,502)	(52,097)	(137,884)
Foreign exchange gain	907,864	(12,344)	1,236,484	(13,298)
Change in fair value of derivative liability	66,797	6,205,914	(294,373)	507,446
Provision for settlement agreement	(379,919)		(379,919)
Gain (loss) on debt settlement	(105)	(13,718)	71,131	(159,383)
Total other income (expense)	580,862	6,061,754	596,867	104,460
Net income (loss)	(2,464,875)	5,447,192	(4,349,804)	(1,995,435)
Other comprehensive income (loss)
Foreign currency translation	(1,631,932)	66,194	(2,356,818)	(119,650)
Comprehensive income (loss)	$ (4,096,807)	$ 5,513,386	$ (6,706,622)	$ (2,115,085)
Loss per share – Basic and diluted	$ (0.01)	$ 0.04	$ (0.01)	$ (0.01)
Weighted average shares outstanding – Basic and diluted	371,531,909	150,439,108	290,281,681	178,410,202